SPINNAKER ETF SERIES
116 South Franklin Street
Rocky Mount, NC  27804
252-972-9922

November 6, 2019

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:	UVA Unconstrained Medium-Term Fixed Income ETF and UVA Dividend Value ETF, each a series of the Spinnaker ETF Series
File Nos. 333-215942 and 811-22398

Ladies and Gentlemen,
Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the above funds do not differ from those contained in Post-Effective Amendment No. 25 to the Trust’s Registration Statement on Form N-1A.  The amendment was filed with the U.S. Securities and Exchange Commission electronically on October 28, 2019.

If you have any questions concerning the foregoing, please contact the undersigned at 214-665-3685.

Yours truly,

/s/ Tanya Boyle
Tanya Boyle